Annual Operating Expenses - FidelitySmallCapDiscoveryFund-PRO - FidelitySmallCapDiscoveryFund-PRO - Fidelity Small Cap Discovery Fund - Fidelity Small Cap Discovery Fund	Jun. 29, 2024
Operating Expenses:
Management fee	1.02%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	1.03%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.